Financial Instruments and Fair Value Measurements - Fair Value Rollforward (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended			10 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 11, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Plus: Loss from change in fair value		$ (14,255)		$ (3,325)		$ (59,916)		$ (5,547)			$ (20,163)	$ (2,969)
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 14,304
Plus: Loss from change in fair value	(515)
Ending balance	13,789	13,789				13,789	$ 13,789
Line of Credit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 23,320		$ 25,049	25,049
Plus: Loss from change in fair value		200	1,729		15,134	15,100					1,700
Less: Fair value adjustment extinguished upon conversion of debt					(13,003)
Ending balance			25,049		27,180				$ 25,049	$ 25,049	25,049
3.00% Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance					32,106	32,106			21,281
Plus: Loss from change in fair value									10,825
Ending balance			32,106						32,106	32,106	32,106
3.00% Convertible Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance					32,106	32,106
Plus: Loss from change in fair value		1,900				5,986					10,800
Less: Fair value adjustment extinguished upon conversion of debt						(38,092)
Ending balance	0	0	32,106			0	0		32,106	32,106	32,106
8.00% Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance					14,789	14,789				10,415
Plus: Loss from change in fair value										4,374
Ending balance			14,789						14,789	14,789	14,789
8.00% Convertible Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance					14,789	14,789
Plus: Loss from change in fair value		13,900				16,108					6,800
Less: Fair value adjustment extinguished upon conversion of debt						(30,897)
Ending balance	0	0	14,789			0	0		14,789	14,789	14,789
5.00% – $50.0 Million Convertible Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance							10,274
Plus: Loss from change in fair value		1,400				2,300	2,310
Less: Fair value adjustment extinguished upon conversion of debt							(12,584)
Ending balance	0	0				0	0
5.00% – $25.0 Million Convertible Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance					$ 37,592	37,592
Plus: Loss from change in fair value		(500)				4,977
Less: Fair value adjustment extinguished upon conversion of debt						(42,569)
Ending balance	0	0	$ 37,592			0	0		$ 37,592	$ 37,592	$ 37,592
5.00% – $30.0 Million Convertible Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance							38,403
Plus: Loss from change in fair value		(2,600)				5,900	5,855
Less: Fair value adjustment extinguished upon conversion of debt							(44,258)
Ending balance	$ 0	$ 0				$ 0	$ 0